Principal Accounting Policies - Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Detail) - Wealth management products [Member] - Fair Value, Measurements, Recurring [Member] - CNY (¥)
¥ in Thousands
	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Short-term investments	¥ 240,948	¥ 391,736
Level 2 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Short-term investments	¥ 240,948	¥ 391,736